Inventories and Consumables - Summary of Inventories and Consumables (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Classes of current inventories [abstract]
Handsets and other telecommunication products	¥ 2,027		¥ 2,111
Consumables	16		27
Others	316		250
Total	¥ 2,359	$ 339	¥ 2,388